Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per share	Earnings per shareBasic and diluted earnings per share of Class A and Class B common stock is computed by dividing net income attributable to trivago N.V., after adjusting for noncontrolling interest, by the weighted average number of Class A and Class B common stock outstanding during the same period. Diluted earnings per share is calculated using our weighted-average outstanding common shares including the dilutive effect of stock awards as determined under the treasury stock method.
The following table presents our basic and diluted earnings per share:

(€ thousands, except per share data)	January 1, 2017 through December 31, 2017	January 1, 2018 through December 31, 2018	January 1, 2019 through December 31, 2019
Numerator:
Net income/(loss)	€(13,049)	€(21,489)	€17,161
Less: net income attributable to noncontrolling interest	568	—	—
Net income/(loss) attributable to trivago N.V.	€(12,481)	€(21,489)	€17,161
Denominator:
Weighted average shares of Class A and Class B common stock outstanding:
Basic	274,666	350,852	351,991
Diluted	274,666	350,852	356,738

Earnings per share attributable to trivago N.V. available to Class A and Class B common stockholders:
Basic	€(0.05)	€(0.06)	€0.05
Diluted	€(0.05)	€(0.06)	€0.05

Diluted weighted average common shares outstanding in 2017 and 2018 does not include the effects of the exercise of outstanding stock options and RSUs as the inclusion of these instruments would have been anti-dilutive.